Related Party Balances and Transactions - Schedule of Related Party Balances (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Revenue from Smartmore [Member]
Related Party Transaction [Line Items]
Related party balances				$ 1,742,678
Revenue from NEXX [Member]
Related Party Transaction [Line Items]
Related party balances	744,861	95,008	490,375
Revenue from Star Capital [Member]
Related Party Transaction [Line Items]
Related party balances			1,000,000
Subcontracting cost to Smartmore [Member]
Related Party Transaction [Line Items]
Related party balances	5,750,000	733,418	16,563,785
Subcontracting cost to Vincit Build Solution Co., Limited [Member]
Related Party Transaction [Line Items]
Related party balances	30,930,239	3,945,184
Acquisition of machinery from NEXX [Member]
Related Party Transaction [Line Items]
Related party balances			$ 2,977,788